Fair Value Measurements - Significant assumption (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurements
Long-term IPO scenario	15.00%	75.00%	75.00%
Special purpose acquisition company ("SPAC") scenario	75.0	0.0
Market adjusted equity value method	10.0	25.0